Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Results Information

The following tables present results for these segments for the years ended December 31, 2012, 2011, and 2010.

Year ended December 31, 2012	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	613,388	581,215	286,237	475,395	1,956,235
Voyage expenses	104,382	232	283	33,386	138,283
Vessel operating expenses	175,459	331,124	45,972	177,564	730,119
Time-charter hire expense	56,989	—	—	73,750	130,739
Depreciation and amortization	125,104	135,413	69,064	126,317	455,898
General and administrative (2)	54,139	68,035	21,969	58,824	202,967
Asset impairments	28,830	—	—	405,252	434,082
Net loss on sale of vessels and equipment	1,112	—	—	5,863	6,975
Restructuring charges	652	—	—	6,913	7,565

Income (loss) from vessel operations	66,721	46,411	148,949	(412,474)	(150,393)

Total assets of operating segments at December 31, 2012	1,709,674	2,824,832	3,148,037	2,037,394	9,719,938

Year ended December 31, 2011	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	613,768	464,810	272,041	603,163	1,953,782
Voyage expenses	97,743	—	4,862	74,009	176,614
Vessel operating expenses	196,536	242,332	48,158	190,661	677,687
Time-charter hire expense	74,478	—	—	139,701	214,179
Depreciation and amortization	129,293	96,915	63,641	138,759	428,608
General and administrative (2)	60,359	52,854	20,586	89,817	223,616
Asset impairments	43,185	—	—	112,103	155,288
Net loss (gain) on sale of vessels and equipment	171	(4,888)	—	488	(4,229)
Bargain purchase gain	—	(68,535)	—	—	(68,535)
Goodwill impairment	—	—	—	36,652	36,652
Restructuring charges	5,351	—	—	139	5,490

Income (loss) from vessel operations	6,652	146,132	134,794	(179,166)	108,412

Total assets of operating segments at December 31, 2011	1,891,496	2,527,095	2,924,653	2,572,685	9,915,929

Year ended December 31, 2010	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues (1)	622,195	463,931	248,378	761,249	2,095,753
Voyage expenses	111,003	—	29	134,065	245,097
Vessel operating expenses	182,614	209,283	46,497	192,153	630,547
Time-charter hire expense	89,768	—	—	196,224	285,992
Depreciation and amortization	127,438	95,784	62,904	154,579	440,705
General and administrative (2)	51,281	42,714	20,147	79,601	193,743
Asset impairments	19,480	—	—	31,730	51,210
Net (gain) loss on sale of vessels and equipment	—	—	(4,340)	2,280	(2,060)
Restructuring charges	704	—	394	15,298	16,396

Income (loss) from vessel operations	39,907	116,150	122,747	(44,681)	234,123

(1)	FPSO segment includes $59.2 million in revenue for the year ended December 31, 2010, related to operations in previous years as a result of executing a contract amendment in March 2010.
(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets to amounts presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2012 $	December 31, 2011 $
Total assets of all segments	9,719,938	9,915,929
Cash	639,491	692,127
Accounts receivable and other assets	642,596	529,621

Consolidated total assets	11,002,025	11,137,677

Revenues and Percentage of Consolidated Revenues

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

(U.S. dollars in millions)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Statoil ASA (1)	$299.1 or 15%	$283.7 or 15%	$330.4 or 16%
Petroleo Brasileiro SA (1)	$289.3 or 15%	$224.9 or 12%	$226.0 or 11%
BP PLC (2)	(3)	(3)	$222.2 or 11%

(1)	Shuttle tanker and FSO, FPSO and conventional tanker segments
(2)	Shuttle tanker and FSO, FPSO, liquefied gas and conventional tanker segments
(3)	Less than 10%